Income Tax Benefit (Expense) - Details of Income Tax Benefit (Expense) Recognized in Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Remeasurements of net defined benefit liabilities (assets), Before tax	₩ 81,177	₩ (154,203)	₩ 64,635
Foreign currency translation differences, Before tax	(256,803)	997,729	43,572
Acquisition of non-controlling shareholders' interests in subsidiaries, Before tax	(18,683)	(61,512)
Change in equity of equity method investee, Before tax	2,800	3,235	(2,679)
Other comprehensive income, Before tax	(191,509)	785,249	105,528
Remeasurements of net defined benefit liabilities (assets), Income tax effect	(7,065)	22,368	(14,818)
Foreign currency translation differences, Income tax effect	72,373	(71,092)	(20,429)
Acquisition of non-controlling shareholders' interests in subsidiaries, Income tax effect	(14,093)	14,093
Change in equity of equity method investee, Income tax effect	(528)		25
Other comprehensive income, Income tax effect	50,687	(34,631)	(35,222)
Remeasurements of net defined benefit liabilities (assets), Net of tax	74,112	(131,835)	49,817
Foreign currency translation differences, Net of tax	(184,430)	926,637	23,143
Acquisition of non-controlling shareholders' interests in subsidiaries, Net of tax	(32,776)	(47,419)
Change in equity of equity method investee, Net of tax	2,272	3,235	(2,654)
Other comprehensive income (loss) for the year, net of income tax	(108,046)	798,037	₩ 70,306
Other comprehensive income for the year, Net of income tax	₩ (140,822)	₩ 750,618